                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 03/31/2000
                                               ----------
Check here if Amendment [ ]; Amendment Number:
                                               ----
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    ING Barings LLC
         ---------------
Address: 55 East 52nd Street, New York, NY 10055
         ---------------------------------------

Form 13F File Number:  28-7338
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew Druch
Title: General Counsel and Compliance Director
Phone: 212-409-6135
Signature, Place, and Date of Signing:

                                   New York, NY, 10055,          05/11/2000
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     124

Form 13F Information Table Value Total:   $ 9,996(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F FILING 03/31/2000

Issuer Name                              Title of Class   Cusip Number   Shares    Market Value
                                                                                     (000's)
Amazon.Com Inc.                            Common           023135106        500             33,500
American Express Company                   Common           025816109        935            137,485
American Home Products Corp                Common            26609107        300             16,088
American International Group               Common           026874107       1373            153,461
American Online Inc.                       Common           023BSE983       1500             100875
Anheuser Busch Companies Inc.              Common            35229103        200              12450
Applied Films Corp.                        Common            38197109       2000              40000
AvalonBay Communities Inc.                 Common           053484101        100               3663
Amli Residential Properties                Common           001735109        100               2050
Bank of America Corp                       Common            60505104        300              14981
Bank One Corp                              Common           06423A103        300              10313
Bellsouth Corp.                            Common           079860102        600              28200
Berkshire Hathaway Inc. Class B            Common           084670207        130             644340
Bristol Myers Squibb Co.                   Common           110122108       1870            107,774
CV Reit Inc.                               Common           126640101       1000              9,125
Cable & Wireless PLC                       Common           12682P104        400             22,400
Carter Wallace Inc.                        Common           146281010       1500             27,095
CBS Corp                                   Common           12490K107       3875             219974
Cendant Corp                               Common           151313103       7800             218920
Charter Communications Inc.                Class A          16117M107       2000              28656
Chase Manhattan Corp.                      Common           16161A108        740              64519
Chubb Corp.                                Common           171232101       2200             135776
Cinar Corp.                                Common           171905300       2000              15500
Cisco Systems Inc                          Common           17275R102       3375             257853
Citigroup Inc.                             Common           172967101       8880             505989
Coco Cola Co.                              Common           191216100        225             10,561
Colgate Palmolive Co                       Common           194162103       2410             134545
Compaq Computer Corp.                      Common           204493100       5100             133165
Conseco Inc.                               Common           208464107       2250              25736
Consolidated Edison Inc.                   Common           209115104        500              14500
Crescent Real Estate Equities Co.          Common           225756105        200               3500
Crown Pacific Partners LP                  Common           228439105        100               2150
Cyber-Care Inc                             Common           23243T105       3000              57750
Dell Computer Corp                         Common           247025109       1000              53938
Delta & Pine Land Co.                      Common           247357106       1000              19750
Developers Diversified Realty Corp.        Common           251591103        200               2775

Issuer Name                              Investment Discretion         Voting Rights
                                         ----------------------------  --------------
                                             Sole     Shared    Other  Sole    Shared   None
Amazon.Com Inc.                                X                                         X
American Express Company                       X                                         X
American Home Products Corp                    X                                         X
American International Group                   X                                         X
American Online Inc.                           X                                         X
Anheuser Busch Companies Inc.                  X                                         X
Applied Films Corp.                            X                                         X
AvalonBay Communities Inc.                     X                                         X
Amli Residential Properties                    X                                         X
Bank of America Corp                           X                                         X
Bank One Corp                                  X                                         X
Bellsouth Corp.                                X                                         X
Berkshire Hathaway Inc. Class B                X                                         X
Bristol Myers Squibb Co.                       X                                         X
CV Reit Inc.                                   X                                         X
Cable & Wireless PLC                           X                                         X
Carter Wallace Inc.                            X                                         X
CBS Corp                                       X                                         X
Cendant Corp                                   X                                         X
Charter Communications Inc.                    X                                         X
Chase Manhattan Corp.                          X                                         X
Chubb Corp.                                    X                                         X
Cinar Corp.                                    X                                         X
Cisco Systems Inc                              X                                         X
Citigroup Inc.                                 X                                         X
Coco Cola Co.                                  X                                         X
Colgate Palmolive Co                           X                                         X
Compaq Computer Corp.                          X                                         X
Conseco Inc.                                   X                                         X
Consolidated Edison Inc.                       X                                         X
Crescent Real Estate Equities Co.              X                                         X
Crown Pacific Partners LP                      X                                         X
Cyber-Care Inc                                 X                                         X
Dell Computer Corp                             X                                         X
Delta & Pine Land Co.                          X                                         X
Developers Diversified Realty Corp.            X                                         X

13F FILING 03/31/2000

Duke Weeks Realty Corp.                    Common           264411505        200              3,825
Dura Pharmaceuticals                       Common           26632S109        500              6,157
Earthlink Network Inc.                     Common           270321102       3807             74,000
Eastman Kodak Co.                          Common           277461109        200             10,863
ECI Telecom Ltd.                           Common           268258100        300              9,900
European Warrant Fund Inc                  Common           298792102        973              16906
Excel Legacy Corp                          Common           300665106       2500               8438
Exxon Mobile Corp.                         Common           30231G102        400             31,125
Fairchild Corp-CL A                        Common           303698104       2000             13,626
General Electric Co.                       Common           369604103       2485            362,983
Gillete Co.                                Common           375766102       4780            175,273
Healtheon/Webmd Corporations               Common           422209106       1000              23000
Hewlett Packard Co.                        Common           428236103       1890            250,981
Hilton Hotels Corp.                        Common           432848109        565               4379
Home Depot Co.                             Common           437076102       5595             358526
Household International Inc.               Common           441815107       3200             114027
Huttig Building Products Inc.              Common           448451104        100                450
I-Cable Communications LTD                 ADR              44934B104       1200              18300
Intel Corp.                                Common           458140100       3489            448,402
Integral Systems Inc.                      Common           45810H107       1000             45,000
International Business Machines Corp.      Common           459200101       1380            160,040
Jones Apparel Group Inc.                   Common           480074103       1300              41438
Korea Telecom                              ADR              50063p103       1000              43750
Kyocera Corp                               ADR              501556203        300              49800
Lucent Technologies Inc.                   Common           549463107       2205             133599
Macerich Co.                               Common           554382101        100               2063
Mack-Cali Realty Corp                      Common           554489104        700              17850
MCI Worldcom Inc.                          Common           55268B106       4100             185783
McDonalds Corp.                            Common           580135101       1000              36813
Manatron Inc.                              Common           562048108       1000               9688
Manufactured Homes Communities             Common           564682102        600              13876
Metromedia International Group             Common           591695101       6500              39063
Mediconsult Com Inc.                       Common           58469J100       5000              14375
Micro Therapeutics Inc.                    Common           59500W100       2000              13500
Microsoft Corp                             Common           594918104       2185             228867
Motorola Inc.                              Common           620076109       1200             179289
Nabisco Group Hldg Corp.                   Common           62952P102        400               4800
NTL Inc.                                   Common           629407107        813              75211


Duke Weeks Realty Corp.                       X                                         X
Dura Pharmaceuticals                          X                                         X
Earthlink Network Inc.                        X                                         X
Eastman Kodak Co.                             X                                         X
ECI Telecom Ltd.                              X                                         X
European Warrant Fund Inc                     X                                         X
Excel Legacy Corp                             X                                         X
Exxon Mobile Corp.                            X                                         X
Fairchild Corp-CL A                           X                                         X
General Electric Co.                          X                                         X
Gillete Co.                                   X                                         X
Healtheon/Webmd Corporations                  X                                         X
Hewlett Packard Co.                           X                                         X
Hilton Hotels Corp.                           X                                         X
Home Depot Co.                                X                                         X
Household International Inc.                  X                                         X
Huttig Building Products Inc.                 X                                         X
I-Cable Communications LTD                    X                                         X
Intel Corp.                                   X                                         X
Integral Systems Inc.                         X                                         X
International Business Machines Corp.         X                                         X
Jones Apparel Group Inc.                      X                                         X
Korea Telecom                                 X                                         X
Kyocera Corp                                  X                                         X
Lucent Technologies Inc.                      X                                         X
Macerich Co.                                  X                                         X
Mack-Cali Realty Corp                         X                                         X
MCI Worldcom Inc.                             X                                         X
McDonalds Corp.                               X                                         X
Manatron Inc.                                 X                                         X
Manufactured Homes Communities                X                                         X
Metromedia International Group                X                                         X
Mediconsult Com Inc.                          X                                         X
Micro Therapeutics Inc.                       X                                         X
Microsoft Corp                                X                                         X
Motorola Inc.                                 X                                         X
Nabisco Group Hldg Corp.                      X                                         X
NTL Inc.                                      X                                         X

13F FILING 03/31/2000

Nortel Networks Corp.                      Common           656569100       2170            262,058
Nokia Corp.                                Common           654902204       2800             598381
Onemain.Com Inc.                           Common           68267P109       1000              11313
Oracle Corp.                               Common           68389X105       1880            145,615
PRI Automation Inc.                        Common           69357H106       2400            161,700
Paine Webber Group Inc.                    Common           695629105       2590             109360
Pepsico Inc.                               Common           713448108       1300              44932
Pfizer Inc.                                Common           717081103       2200              78221
Phillip Morris Companies Inc.              Common           718154107        350               7394
Proctor & Gamble Co.                       Common           742718109       1200              67500
Qwest Communciations International Inc.    Common           799121109       1500              72750
Reliastar Financial Corp.                  Common           75952U103        180               6098
Rhythms Netconnections Inc.                Common           762430205       3000             110439
Resourcephonex Com Inc.                    Common           76122L106       6000             100252
Reynolds & Reynolds                        Common           761695105       1000              27000
Reynolds R J TOB HLDS INC                  Common           76182K105        300               5100
Schering Plough Corp                       Common           806605101       1200              43350
Sea Containers Ltd. Class A                Common           811371707       1000              22125
Shire Pharmaceuticals Group                ADR              82481R106       1000              16235
Sirius Satellite Radio Inc.                Common           82966U103       1300              74100
Sonera Corp PLC                            ADR              835433202        500              28975
Sony Corp                                  ADR              835699307        100              28013
Southern Co.                               Common           842587107        400               8700
Southtrust Corp.                           Common           844730101        750              19079
Symbol Technologies Inc.                   Common           871508107       1000              82313
TCI Satellite Entertainment Class A        Common           872298104        100               1913
Taiwan Fund Inc.                           Common           874036106        500              11563
Telefonica S A                             Common           879382208        613              48315
Teltabs Inc.                               Common           879664100        200              12597
Teva Pharmaceutical                        Common           881624209        800              29851
Texas Instruments                          Common           882508104       1515            235,862
Time Warner Inc.                           Common           887315109        150              15000
True North Communications Inc              Common           897844106       1000              39313
United Parcel SVC Inc. Class B             Common           911312106        600              37800
USX-Marathon Group                         Common           902905827        200               5213
United Technologies Corp.                  Common           913017109       2410            148,548
Vasogen Inc.                               Common           92232F103       1000              6,625
Verisign Inc.                              Common           92343E102        300             44,850

Nortel Networks Corp.                         X                                         X
Nokia Corp.                                   X                                         X
Onemain.Com Inc.                              X                                         X
Oracle Corp.                                  X                                         X
PRI Automation Inc.                           X                                         X
Paine Webber Group Inc.                       X                                         X
Pepsico Inc.                                  X                                         X
Pfizer Inc.                                   X                                         X
Phillip Morris Companies Inc.                 X                                         X
Proctor & Gamble Co.                          X                                         X
Qwest Communciations International Inc.       X                                         X
Reliastar Financial Corp.                     X                                         X
Rhythms Netconnections Inc.                   X                                         X
Resourcephonex Com Inc.                       X                                         X
Reynolds & Reynolds                           X                                         X
Reynolds R J TOB HLDS INC                     X                                         X
Schering Plough Corp                          X                                         X
Sea Containers Ltd. Class A                   X                                         X
Shire Pharmaceuticals Group                   X                                         X
Sirius Satellite Radio Inc.                   X                                         X
Sonera Corp PLC                               X                                         X
Sony Corp                                     X                                         X
Southern Co.                                  X                                         X
Southtrust Corp.                              X                                         X
Symbol Technologies Inc.                      X                                         X
TCI Satellite Entertainment Class A           X                                         X
Taiwan Fund Inc.                              X                                         X
Telefonica S A                                X                                         X
Teltabs Inc.                                  X                                         X
Teva Pharmaceutical                           X                                         X
Texas Instruments                             X                                         X
Time Warner Inc.                              X                                         X
True North Communications Inc                 x                                         X
United Parcel SVC Inc. Class B                X                                         X
USX-Marathon Group                            X                                         X
United Technologies Corp.                     X                                         X
Vasogen Inc.                                  X                                         X
Verisign Inc.                                 X                                         X

13F FILING 03/31/2000

Viacom Inc. Class B                        Common           925524308       1000             52,750
Viatel Inc                                 Common           925529208        300             15,056
Vista Eyecare Inc.                         Common           928352103       5000              4,375
Vornado Operating Co                       Common           92904N103         35                448
Vornado Realty Trust                       Common           929042208       1200             16,925
Walgreen Co                                Common           931422109        400             10,300
Wal-Mart Stores Inc.                       Common           931142103       2175            188,992
Walt Disney Co. Holding Co.                Common           254687106       6600            214,513
Webvan Group Inc.                          Common           94845V103       8500              61504
Williams Companies                         Common           969457100       3500             163309
Young & Rubicam Inc.                       Common           987425105        100               4700
TOTAL                                                                     203248          9,996,648


Viacom Inc. Class B                           X                                         X
Viatel Inc                                    X                                         X
Vista Eyecare Inc.                            X                                         X
Vornado Operating Co                          X                                         X
Vornado Realty Trust                          X                                         X
Walgreen Co                                   X                                         X
Wal-Mart Stores Inc.                          X                                         X
Walt Disney Co. Holding Co.                   X                                         X
Webvan Group Inc.                             X                                         X
Williams Companies                            X                                         X
Young & Rubicam Inc.                          X                                         X
TOTAL